SCHEDULE OF RECONCILIATION OF TOTAL INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 4,668,811	$ 5,999,995	$ 7,021,321
Tax at the domestic income tax rate	793,698	1,019,999	1,193,625
Tax effect of expenses that are not deductible in determining taxable profit	51,953	26,989	26,172
Non-taxable income	(21,389)	(26,850)	(11,340)
Current year loss for which deferred tax asset is not recognized		19,080
Tax exemption	(15,052)	(12,959)	(12,685)
Overprovision current taxation in respect of prior year	(26,782)	(5,508)	(68,478)
Under/(Over) provision of deferred tax assets for prior year		(102)	226
Change in valuation allowance	43,498
Others		24,862	32,245
Income tax provision	$ 825,926	$ 1,045,511	$ 1,159,765